Loss Before Income Tax	6 Months Ended
Jun. 30, 2021
Profit (loss) [Abstract]
Loss Before Income Tax
14.	LOSS BEFORE INCOME TAX

a.	General and administrative expenses

	June 30, 2020	June 30, 2021
General and administrative expenses	$2,788,423	$6,893,836

General and administrative expenses primarily related to employee expenses, professional fees and indirect offering cost. There were no changes in the nature of general and administrative expenses other than the increased expenses in headcount and higher professional fees and indirect offering costs relating to the issuance of ADSs for the six months ended June 30, 2021 as disclosed in Note 13.

b.	Research and development expenses

	June 30, 2020	June 30, 2021
Research and development expenses	$4,247,175	$7,795,493

Research and development expenses related to preclinical and clinical development work, manufacturing and employee expenses. There were no changes in the nature of research and development expense other than the increased level of Research and development activity for the six months ended June 30, 2021.

c.	Other income

	June 30, 2020	June 30, 2021
ADSs issuance contribution	$—	$309,527
Government subsidies	—	21,392
Others	—	9,157

	$—	$340,076

The ADSs issuance contribution constitutes other non-operating income and is receivable from J.P. Morgan Chase Bank N.A., the Custodian and the Depositary under the Company’s ADS program, as part of the issuance of new ADSs issued for the six months ended 30 June 2021. For the six months ended June 30, 2020 and June 30, 2021, the Company recognized
$0 and $309,527, respectively, as other
non-operating
income and as of December 31, 2020 and June 30, 2021, $528,841 and $0 were outstanding and recognized as other receivables.
Government subsidies were provided by the Singapore government in 2021 to help employers retain local employees during the COVID-19 pandemic.
d.	Finance costs

	For the six months ended June 30
	2020	2021
Interest on government loans	$213,681	$223,536
Interest on loans from shareholders and related parties	169,707	204,847
Interest on lease liabilities	20,125	13,330
Other interest expenses	274,124	173,189

	$677,637	$614,902

e.	Depreciation and amortization

	For the six months ended June 30
	2020	2021
Right-of-use assets	$132,913	$132,402
Property, plant and equipment	16,130	8,919
Computer software	1,957	504

	$151,000	$141,825

All depreciation and amortization expenses are recorded as general and administrative expenses for the six months ended June 30, 2020 and 2021.
f.	Employee benefits expense

	For the six months ended June 30
	2020	2021
Short-term benefits	$2,042,348	$3,255,606
Post-employment benefits (Note 12)	123,693	121,676
Share-based payments (Note 17)
Equity-settled	—	1,564,673
Cash-settled	166,992	765,201

Total employee benefits expense	$2,333,033	$5,707,156

Employee benefits expense by function
General and administrative expenses	$2,015,024	$4,158,710
Research and development expenses	318,009	1,548,446

	$2,333,033	$5,707,156